File No. 333-30027

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 205
            FINANCIAL SERVICES GROWTH TRUST, SERIES 3
              PHARMACEUTICAL GROWTH TRUST, SERIES 3
              REIT GROWTH & INCOME TRUST, SERIES 2
                TECHNOLOGY GROWTH TRUST, SERIES 6
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


THE FIRST TRUST SPECIAL
SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

761,221 UNITS
--------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Financial Services Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued primarily by financial services companies. At March 16, 2001, each Unit represented a 1/761,221 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested, excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $13.174 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.



--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                        761,221

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                  1/761,221

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                    $9,736,150
  Aggregate Value of Securities per Unit                             $  12.790
  Income and Principal cash in the Portfolio                         $  (8,840)
  Income and Principal cash per Unit                                 $   (.012)
  Sales Charge 3.093% of the net amount invested
    (3.0% of Public Offering Price, excluding
    income and principal cash)                                        $   .395
  Public Offering Price per Unit                                     $  13.174

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.395 less than the public offering price per Unit)               $  12.779

DATE TRUST ESTABLISHED                                           July 15, 1997

MANDATORY TERMINATION DATE                                       July 15, 2002

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate  of the  Sponsor:  Maximum of $.0035 per
     Unit outstanding annually.
Bookkeeping  and  administrative  expenses  payable to the  Sponsor:  Maximum of
     $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $5,890 annually. Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 205, Financial Services Growth Trust, Series 3:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 205, Financial Services Growth Trust, Series 3 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 17, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 205, Financial Services Growth Trust, Series 3 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------

ASSETS

SECURITIES, AT MARKET VALUE (Cost, $7,772,698) (Note 1)           $11,843,643

CASH                                                                      958

DIVIDENDS RECEIVABLE                                                   15,580

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                    9,037
                                                                  -----------

TOTAL ASSETS                                                      $11,869,218
                                                                  ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Unit redemptions payable                                         $   12,805
  Accrued liabilities                                                   1,139
                                                                   ----------

                                                                       13,944

NET ASSETS, APPLICABLE TO 828,401 OUTSTANDING
    UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                     7,772,698
  Net unrealized appreciation (Note 2)                              4,070,945
  Distributable funds                                                 859,351
  Less deferred sales charges paid (Note 3)                          (847,720)
                                                                  -----------

                                                                   11,855,274
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $11,869,218
                                                                  ===========


NET ASSET VALUE PER UNIT                                            $  14.311
                                                                    =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 Nummber of                                                         Market
 Shares        Name of Issuer of Equity Securities                  Value

               BANKS:
 10,117          BankAmerica Corporation                            $  464,117
  7,972          Bank One Corporation                                  291,975
  9,392 (a)(b)   The Chase Manhattan Corporation                       426,754
 12,373 (c)      Citigroup, Inc.                                       631,802
 23,169          Firstar Corporation                                   538,679
  6,363          First Union Corporation                               176,975
 11,226          SouthTrust Corporation                                456,764
 10,770          Wells Fargo Company                                   599,760

               INSURANCE:
 12,465          AFLAC Incorporated                                    899,823
  8,254          Allstate Insurance Company                            359,569
  8,813 (b)      American International Group, Inc.                    868,636
  4,832          The Chubb Corporation                                 417,968
  6,765          MGIC Investment Corporation                           456,218
  3,282          The Progressive Corporation                           340,097

               SPECIALTY FINANCE:
    171          Berkshire Hathaway, Inc. (Class B)                    402,534
 26,675          Capital One Financial Corporation                   1,755,562
  7,811          Conseco, Inc.                                         103,011
 10,033          Countrywide Credit Industries, Inc.                   504,158
  7,528          Federal National Mortgage Association                 653,054
  8,059          Household International                               443,245
  5,440          MBIA, Inc.                                            403,240
 17,589          MBNA Corporation                                      649,702
                                                                  ------------

               TOTAL INVESTMENTS                                  $ 11,843,643
                                                                  ============


(a) The Chase Manhattan Corporation is the holding company for The Chase Manhattan Bank, the Trustee for the Trust.
(b)  The number of shares reflects the effect of a three for two stock split.
(c)  The number of shares reflects the effect of a four for three stock split.


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                             2000              1999              1998

DIVIDENDS                                                 $ 162,922         $  225,815         $ 319,838

EXPENSES:
  Trustee's fees and related expenses                       (13,244)           (18,818)          (58,703)
  Evaluator's fees                                           (2,445)            (4,494)           (7,138)
  Supervisory fees                                           (4,071)            (5,642)           (8,257)
  Administrative fees                                          (870)            (1,612)           (2,359)
  Amortization of organization and offering costs            (5,890)            (5,890)           (5,890)
                                                           --------           --------          --------

           Total expenses                                   (26,520)           (36,456)          (82,347)
                                                          ---------          ---------         ---------

           Investment income - net                          136,402            189,359           237,491

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain                                         189,394          1,652,327         1,116,434
  Change in net unrealized appreciation
    or depreciation                                       2,391,618         (2,629,317)        2,341,323
                                                          ---------         ----------         ---------

           Net gain (loss)  on investments                2,581,012           (976,990)        3,457,757
                                                          ---------         ----------         ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $2,717,414          $ (787,631)       $3,695,248
                                                        ==========          ==========        ==========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                                        2000             1999              1998

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS:
  Investment income - net                                            $  136,402        $  189,359        $  237,491
  Net realized gain on investments                                      189,394         1,652,327         1,116,434
  Change in net unrealized appreciation
    or depreciation on investments                                    2,391,618        (2,629,317)        2,341,323
                                                                    -----------      ------------         ---------

                                                                      2,717,414         (787,631)         3,695,248

UNITS ISSUED (121,155 units in 1998, net of deferred
  sales charges of $42,404                                                    -                 -         1,298,921

UNITS REDEEMED (277,911, 518,886 and 796,859
  units  in 2000, 1999 and 1998, respectively)                       (3,028,637)       (6,611,827)       (9,604,151)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                              (123,592)         (181,719)         (212,403)
  Principal from investment transactions                                 -               (813,985)           -
                                                                      ---------        ----------         ---------

                                                                       (123,592)         (995,704)         (212,403)
                                                                     ----------        ----------         ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                (434,815)       (8,395,162)       (4,822,385)

NET ASSETS:
  Beginning of year (representing 1,106,312,
    1,625,198 and 2,300,902 units outstanding at
    December 31, 1999, 1998 and 1997, respectively)                  12,290,089        20,685,251        25,507,636
                                                                   ------------      ------------        ----------

  End of the year (including distributable funds
    applicable to Trust units of $859,351,
    $877,842 and $820,837 at
    December 31, 2000, 1999 and 1998, respectively)                $ 11,855,274      $ 12,290,089      $ 20,685,251
                                                                   ============      ============      ============


TRUST UNITS OUTSTANDING AT THE END OF YEAR                              828,401         1,106,312         1,625,198
                                                                        =======         =========         =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Financial Services Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued primarily by financial services companies.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $29,450, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    NET UNREALIZED APPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

         Unrealized appreciation                           $4,718,940
         Unrealized depreciation                             (647,995)
                                                           ----------

           Total                                           $4,070,945
                                                           ==========

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five month period ending June 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders of Investment income - net and Principal from investment transactions reflect the trust's actual distributions. The net gain (loss) on investments per unit during the year ended December 31, 1998 includes the effects of changes arising from issuance of additional units during the year at net asset values which differed from the net asset value per unit at the beginning of the year.

                                                    Year Ended December 31
                                                  2000        1999        1998

Dividends                                      $  .177     $  .169     $  .160
Expenses                                         (.029)      (.027)      (.041)
                                               -------     -------      ------

Investment income - net                           .148        .142        .119

Distributions to unit holders:
  Investment income - net                        (.141)      (.148)      (.115)
  Principal from investment transactions                     (.722)

Net gain (loss) on investments                   3.195       (.891)      1.638
                                               -------     -------      ------

Total increase (decrease) in net assets          3.202     (1.619)       1.642

Net assets:
  Beginning of year                             11.109      12.728      11.086
                                             ---------    --------    --------

  End of year                                  $14.311     $11.109     $12.728
                                               =======     =======     =======

                                     ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
FINANCIAL SERVICES GROWTH TRUST, SERIES 3

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York 10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois 60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York 10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 N. Stetson Avenue
                                   Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

5,156,506 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Pharmaceutical Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by pharmaceutical companies. At March 16, 2001, each Unit represented a 1/5,156,506 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.090% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $17.376 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.



-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:         Nike Securities L.P.
Evaluator:       First Trust Advisors L.P.
Trustee:         The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                     5,156,506

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT               1/5,156,506

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                  $86,805,743
  Aggregate Value of Securities per Unit                            $  16.834
  Income and Principal cash in the Portfolio                        $ 104,475
  Income and Principal cash per Unit                                 $   .020
  Sales Charge 3.090% of the net amount invested
    (3.0% of Public Offering Price, excluding
    income and principal cash)                                       $   .522
  Public Offering Price per Unit                                    $  17.376

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.522 less than the Public Offering Price per Unit)              $  16.854

DATE TRUST ESTABLISHED                                          July 15, 1997

MANDATORY TERMINATION DATE                                      July 15, 2002

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate  of the  Sponsor:  Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping  and  administrative  expenses  payable to the  Sponsor:  Maximum of
  $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $13,979 annually. Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit  holder  who  owns at  least  2,500  Units  may  request  an  "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 205, Pharmaceutical Growth Trust, Series 3:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 205, Pharmaceutical Growth Trust, Series 3 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 205, Pharmaceutical Growth Trust, Series 3 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $50,221,591) (Note 1)    $103,946,690

DIVIDENDS RECEIVABLE                                              46,880

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS              21,447

RECEIVABLE FROM INVESTMENT TRANSACTIONS                           61,603
                                                            ------------

TOTAL ASSETS                                                $104,076,620
                                                            ============


LIABILITIES AND NET ASSETS

LIABILITIES:
  Cash overdraft                                              $   35,727
  Unit redemptions payable                                        37,286
  Accrued liabilities                                              7,439
                                                              ----------

                                                                  80,452

NET ASSETS, APPLICABLE TO 5,423,531 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                               50,221,591
  Net unrealized appreciation (Note 2)                        53,725,099
  Distributable funds                                          4,085,062
  Less deferred sales charges paid (Note 3)                   (4,035,584)
                                                           -------------

                                                             103,996,168
                                                           -------------

TOTAL LIABILITIES AND NET ASSETS                            $104,076,620
                                                            ============


NET ASSET VALUE PER UNIT                                      $   19.175
                                                              ==========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------


Number of                                                             Market
Shares             Name of Issuer of Equity Securities                Value

  80,076           Abbott Laboratories                            $  3,878,721
  65,344           American Home Products Corporation                4,152,611
 185,548           Amgen, Inc.                                      11,863,568
 134,027  (a)      AstraZeneca Plc (ADR)                             6,902,391
 145,828           Biogen, Inc.                                      8,758,867
  59,698           Bristol-Myers Squibb Company                      4,413,951
  69,303           Cardinal Health, Inc.                             6,904,311
 107,359           Elan Corporation plc (ADR)                        5,025,797
 100,428           Genzyme Corporation (General Division)            9,032,293
  10,987  (d)      Genzyme Corporation (Biosurgery Division)            95,455
 111,583  (e)      GlaxoSmithKline plc (ADR)                         6,248,648
  40,721           Johnson & Johnson                                 4,278,270
  44,307           Eli Lilly & Company                               4,123,342
  50,899           Merck & Company, Inc.                             4,765,419
  63,229  (b) (c)  Novartis AG (ADR)                                 2,829,498
 128,043           Pfizer, Inc.                                      5,889,978
  26,361           Roche Holdings AG (ADR)                           2,685,659
 102,254           Schering-Plough Corporation                       5,802,915
  23,737  (a) (c)  Syngenta AG (ADR)                                   259,635
  82,394  (b)      Teva Pharmaceutical Industries Ltd. (ADR)         6,035,361
                                                                 -------------

                          Total investments                      $ 103,946,690
                                                                 =============

(a)   In November 2000, AstraZeneca Plc spun off their interest in Syngenta
      AG. Each shareholder of AstraZeneca Plc received .1243 shares of Syngenta AG for each share of AstraZeneca Plc held.
(b)   The number of shares reflects the effect of a two-for-one stock split.
(c) In November 2000, Novartis AG spun off their interest in Syngenta AG. Each shareholder of Novartis AG received .1083 shares of Syngenta AG for each share of Novartis AG held.
(d) In December 2000, Genzyme Surgical Products was acquired by Genzyme Corporation (Biosurgery Division). Each shareholder of Genzyme Surgical Products received .6060 shares of Genzyme Corporation (Biosurgery Division) for each share of Genzyme held.
(e) In December 2000, SmithKlineBeecham plc (ADR) was acquired by Glaxo Wellcome plc. Each shareholder of SmithKlineBeecham plc (ADR) received
      1.138 shares of Glaxo Wellcome plc for each share held. Subsequently, Glaxo Wellcome plc changed its name to GlaxoSmithKline plc (ADR).


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------

                                                                          2000                1999               1998

DIVIDENDS                                                              $  902,727         $  941,838        $ 1,091,943

EXPENSES:
  Trustee's fees and related expenses                                    (73,353)            (87,427)          (159,883)
  Evaluator's fees                                                       (15,872)            (24,794)           (31,830)
  Supervisory fees                                                       (24,645)            (30,258)           (39,559)
  Administrative fees                                                     (5,487)             (8,645)           (11,302)
  Amortization of organization and offering costs                        (13,979)            (13,979)           (13,979)
                                                                        --------           ---------           --------

           Total expenses                                               (133,336)           (165,103)           (256,553)
                                                                        --------          ----------           ---------

           Investment income (loss) - net                                769,391             776,735             835,390

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                            10,538,880         10,000,608            7,673,352
  Change in net unrealized appreciation
    or depreciation                                                   12,269,468         (5,904,754)          40,383,217
                                                                    ------------        -----------          -----------

          Net gain (loss) on investments                              22,808,348          4,095,854           48,056,569
                                                                    ------------        -----------          -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $23,577,739        $ 4,872,589          $48,891,959
                                                                    ============       ============         ============


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                                         2000               1999               1998

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income (loss) - net                                     $   769,391        $   776,735        $   835,390
  Net realized gain (loss) on investments                             10,538,880         10,000,608          7,673,352
  Change in net unrealized appreciation
    or depreciation on investments                                    12,269,468         (5,904,754)        40,383,217
                                                                    ------------       ------------         ----------

                                                                      23,577,739          4,872,589         48,891,959

UNITS ISSUED (419,399 units in 1998 net of
  deferred sales charges of $146,790 in 1998)                                                                4,051,051

UNITS REDEEMED (1,471,389, 1,762,311 and 2,873,009
  units in 2000, 1999 and 1998, respectively)                        (24,328,927)       (26,207,350)       (34,184,509)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                               (724,204)          (721,784)          (763,819)
                                                                      ----------         ----------          ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               (1,475,392)       (22,056,545)         17,994,682

NET ASSETS:
  Beginning of year (representing 6,894,920, 8,657,231
    and 11,110,841 units outstanding at
    December 31, 1999, 1998 and 1997, respectively)                  105,471,560        127,528,105        109,533,423
                                                                   -------------      -------------        -----------

  End of year (including distributable funds
    applicable to Trust units of
    $4,085,062, $4,073,357 and $4,007,179 at
    December 31, 2000, 1999 and 1998, respectively)                $ 103,996,168      $ 105,471,560      $ 127,528,105
                                                                   =============      =============      =============

TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                          5,423,531          6,894,920          8,657,231
                                                                       =========          =========          =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      The Pharmaceutical Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by pharmaceutical companies.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $69,895, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    NET UNREALIZED APPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

           Unrealized appreciation                 $53,725,099
           Unrealized depreciation                     -
                                                  ------------

           Total                                   $53,725,099
                                                   ===========

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid in five equal monthly installments beginning on February 27, 1998 through June 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders of Investment income - net reflects the Trust's actual distributions. The Net gain (loss) on investments per unit during the year ended December 31, 1998 includes the effects of changes arising from issuance of additional units during the year at net asset values which differed from the net asset value per unit at the beginning of the year.

                                                    Year Ended December 31
                                                2000         1999        1998

Dividends                                    $  .149      $  .121      $  .109
Expenses                                       (.022)       (.021)       (.026)
                                             -------      -------      -------

Investment income (loss) - net                  .127         .100         .083

Distributions to unit holders:
  Investment income - net                      (.124)       (.097)       (.080)
  Principal from investment transactions          -            -            -

Net gain (loss) on investments                 3.875         .563        4.870
                                             -------       ------        -----

Total increase (decrease) in net assets        3.878         .566        4.873

Net assets:
  Beginning of year                           15.297       14.731        9.858
                                             -------      -------      -------

  End of year                                $19.175      $15.297      $14.731
                                             =======      =======      =======

                                     ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
PHARMACEUTICAL GROWTH TRUST, SERIES 3

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS


SPONSOR:                         Nike Securities L.P.
                                 1001 Warrenville Road
                                 Lisle, Illinois  60532
                                 (800) 621-1675

TRUSTEE:                         The Chase Manhattan Bank
                                 4 New York Plaza, 6th Floor
                                 New York, New York 10004-2413

LEGAL COUNSEL                    Chapman and Cutler
TO SPONSOR:                      111 West Monroe Street
                                 Chicago, Illinois 60603

LEGAL COUNSEL                    Carter, Ledyard & Milburn
TO TRUSTEE:                      2 Wall Street
                                 New York, New York 10005

INDEPENDENT                      Deloitte & Touche LLP
AUDITORS:                        180 North Stetson Avenue
                                 Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

2,774,488 UNITS
-------------------------------------------------------------------------------



PROSPECTUS

Part One
Dated April 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The REIT Growth & Income Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs. At March 16, 2001, each Unit represented a 1/2,774,488 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $7.997 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
--------------------------------------------------------------------------------


Sponsor:         Nike Securities L.P.
Evaluator:       First Trust Advisors L.P.
Trustee:         The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                      2,774,488

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                1/2,774,488

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                   $21,532,666
  Aggregate Value of Securities per Unit                              $  7.761
  Income and Principal cash in the Portfolio                         $ (12,070)
  Income and Principal cash per Unit                                  $  (.004)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                              $   .240
  Public Offering Price per Unit                                      $  7.997

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.240 less than the Public Offering Price per Unit)                $  7.757

DATE TRUST ESTABLISHED                                           JULY 15, 1997

MANDATORY TERMINATION DATE                                       JULY 15, 2002

Evaluator's Annual Fee:  $.0030 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $5,179 annually
Trustee's Annual Fee:  $.0096 per Unit outstanding.

Capital Distribution Record Date and Distribution Date:  Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  Last day of each month.
A Unit  holder  who  owns at  least  2,500  Units  may  request  an  "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 205, REIT Growth & Income Trust, Series 2:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 205, REIT Growth & Income Trust, Series 2 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 205, REIT Growth & Income Trust, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------

ASSETS

SECURITIES, AT MARKET VALUE (Cost, $25,364,373) (Note 1)          $21,696,540

CASH                                                                   61,564

DIVIDENDS RECEIVABLE                                                  188,203

RECEIVABLE FROM INVESTMENT TRANSACTIONS                                42,018

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                    7,945
                                                                  -----------

TOTAL ASSETS                                                      $21,996,270
                                                                  ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Unit redemptions payable                                          $  94,404
  Accrued liabilities                                                   3,864
                                                                    ---------


                                                                       98,268

NET ASSETS, APPLICABLE TO 2,848,797 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                    25,364,373
  Net unrealized depreciation (Note 2)                             (3,667,833)
  Distributable funds                                               2,209,503
  Less deferred sales charges paid (Note 3)                        (2,008,041)
                                                                  -----------

                                                                   21,898,002
                                                                  -----------

TOTAL LIABILITIES AND NET ASSETS                                  $21,996,270
                                                                  ===========


NET ASSET VALUE PER UNIT                                            $   7.687
                                                                    =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

Number of                                                          Market
Shares       Name of Issuer of Equity Securities                   Value

             RETAIL:
 42,605        CBL & Associates Properties, Inc.                  $ 1,078,460
 54,520        Developers Diversified Realty Corporation              725,825
 39,590        JP Realty, Inc.                                        623,542
 36,753        The Macerich Company                                   705,217
 35,093        Simon Property Group                                   842,232
             MULTIFAMILY:
 28,146        Avalon Bay Communities, Inc.                         1,410,818
 34,028        Camden Property Trust, Inc.                          1,139,938
 46,015        Equity Residential Properties Trust                  2,545,228
 71,756        United Dominion Realty Trust, Inc.                     775,898
             OFFICE/INDUSTRIAL:
 39,809        Arden Realty Inc.                                    1,000,201
 33,441        CenterPoint Properties Corporation                   1,580,087
 51,870        Duke-Weeks Realty Investments, Inc.                  1,277,299
 36,194        First Industrial Realty Trust, Inc.                  1,230,596
 43,244        Liberty Property Trust                               1,235,178
             HEALTH CARE:
 56,097        HRPT Properties Trust                                  424,262
 38,557        Healthcare Realty Trust Incorporated                   819,336
 27,976        National Health Investors Inc.                         206,323
  5,738        Senior Housing Properties Trust                         53,438
             HOTEL:
 33,622        Hospitality Properties Trust                           760,698
 76,276        Winston Hotels, Inc.                                   543,466
             MANUFACTURED HOUSING
 37,669        Chateau Communities, Inc.                            1,146,569
             STORAGE
 34,570 (a)    Public Storage, Inc.                                   840,500
    931 (a)    Public Storage, Inc. (PFD 12.25%)                       20,948
             TRIPLE NET LEASE
 36,087        Istar Financial, Inc.                                  710,481
                 (formerly Starwood Financial, Inc.)             ------------

             Total investments                                   $ 21,696,540
                                                                 ============


(a) In January 2000, Public Storage, Inc. paid a special cash dividend of $.62 per share which was convertible to Public Storage, Inc. Preferred shares.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------

                                                                   2000               1999               1998

DIVIDENDS                                                     $ 1,957,096        $ 2,841,461         $ 3,751,475

EXPENSES:
  Trustee's fees and related expenses                             (44,658)           (64,580)           (114,781)
  Evaluator's fees                                                 (7,740)           (13,586)            (16,946)
  Supervisory fees                                                (13,300)           (17,741)            (20,331)
  Administrative fees                                              (2,266)            (5,069)             (5,302)
  Amortization of organization and offering costs                  (5,179)            (5,179)             (5,179)
                                                                 --------           --------             -------

           Total expenses                                         (73,143)          (106,155)           (162,539)
                                                                ---------          ---------           ---------

           Investment income - net                              1,883,953          2,735,306            3,588,936

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                     (2,525,896)        (3,193,948)         (1,395,355)
  Change in net unrealized
    appreciation or depreciation                                5,518,729         (1,102,586)         (9,178,935)
                                                             ------------       ------------        ------------

           Net gain (loss) on investments                       2,992,833         (4,296,534)        (10,574,290)
                                                             ------------       ------------       -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                            $ 4,876,786        $(1,561,228)       $ (6,985,354)
                                                              ===========        ===========        ============


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                                  2000              1999              1998

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                      $ 1,883,953       $  2,735,306      $ 3,588,936
  Net realized gain (loss) on investments                       (2,525,896)        (3,193,948)      (1,395,355)
  Change in net unrealized appreciation
    or depreciation on investments                               5,518,729         (1,102,586)      (9,178,935)
                                                               -----------       ------------      -----------


                                                                 4,876,786        (1,561,228)       (6,985,354)

UNITS ISSUED (1,913,409 units issued in 1998,
  net of deferred sales charges of $548,835)                                                        18,819,979

UNIT REDEMPTIONS (783,351, 1,588,252, and 862,169
  units in 2000, 1999, and 1998, respectively)                  (5,704,087)       (12,310,827)      (7,334,767)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                       (1,946,081)        (2,803,015)      (3,455,679)
  Principal from investment transactions                        (1,757,986)            -                -
                                                              ------------         ----------        ---------

                                                                (3,704,067)        (2,803,015)      (3,455,679)
                                                              ------------       ------------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (4,531,368)       (16,675,070)       1,044,179

NET ASSETS:
  Beginning of year (representing
    3,632,148, 5,220,400 and 4,169,160
    units outstanding at
    December 31, 1999, 1998 and 1997, respectively)             26,429,370         43,104,440       42,060,261
                                                              ------------       ------------       ----------

  At the end of year (including distributable
    funds applicable to Trust units of
    $2,209,503, $2,339,270 and $2,434,306
    at December 31, 2000, 1999 and 1998, respectively)        $ 21,898,002       $ 26,429,370     $ 43,104,440
                                                              ============       ============     ============


TRUST UNITS OUTSTANDING AT THE END OF YEAR                       2,848,797          3,632,148        5,220,400
                                                                 =========          =========        =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      The REIT Growth & Income Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $25,894, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    NET UNREALIZED DEPRECIATION

      An analysis of net unrealized depreciation at December 31, 2000 follows:

        Unrealized depreciation                          $(5,016,519)
        Unrealized appreciation                            1,348,686
                                                        ------------

         Total                                           $(3,667,833)
                                                         ===========

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid in five equal monthly installments beginning on February 27, 1998 through June 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

      Distributions to Unit Holders - Income distributions to unit holders are made monthly on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period and principal from investment transactions. Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions during the period. The Net gain (loss) on investments per unit during the year ended December 31, 1998 includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                   Year Ended December 31
                                                2000       1999        1998

Dividend income                                 .612    $    .637   $    .672
Expenses                                       (.023)       (.024)      (.029)
                                            --------    ---------   ---------

Investment income (loss) - net                  .589         .613        .643

Distributions to unit holders:
  Investment income - net                      (.607)       (.626)      (.619)
  Principal from investment transactions       (.542)

Net gain (loss) on investments                  .970        (.967)     (1.855)
                                            --------      -------   ---------

Total increase (decrease) in net assets         .410       (.980)      (1.831)

Net assets:
  Beginning of year                            7.277        8.257      10.088
                                            --------     --------   ---------

  End of year                                 $7.687       $7.277      $8.257
                                              ======       ======      ======

                                     ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
REIT GROWTH & INCOME TRUST, SERIES 2

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York 10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois 60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York 10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

5,046,775 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Technology Growth Trust, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks issued by technology companies. At March 16, 2001, each Unit represented a 1/5,046,775 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.092% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $12.380 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.



-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:         Nike Securities L.P.
Evaluator:       First Trust Advisors L.P.
Trustee:         The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                      5,046,775

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                1/5,046,775

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                  $ 60,976,585
  Aggregate Value of Securities per Unit                             $  12.082
  Income and Principal cash (overdraft) in the Portfolio            $ (371,265)
  Income and Principal cash (overdraft) per Unit                     $  (0.073)
  Sales Charge 3.092% of the net amount invested
    (3.0% of Public Offering Price, excluding
    income and principal cash)                                        $  0.371
  Public Offering Price per Unit                                     $  12.380

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.371 less than the Public Offering Price per Unit                $  12.009

DATE TRUST ESTABLISHED                                           July 15, 1997

MANDATORY TERMINATION DATE                                       July 15, 2002

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor:  Maximum of
  $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs: $10,979 annually Trustee's Annual Fee: $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions " in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 205, Technology Growth Trust, Series 6:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 205, Technology Growth Trust, Series 6 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 205, Technology Growth Trust, Series 6 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $46,567,567) (Note 1)           $81,942,564

RECEIVABLE FROM INVESTMENT TRANSACTIONS                                 59,241

DIVIDENDS RECEIVABLE                                                     6,672

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                    16,843
                                                                   -----------

TOTAL ASSETS                                                       $82,025,320
                                                                   ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Unit redemptions payable                                           $  33,734
  Cash overdraft                                                       436,289
  Accrued liabilities                                                    5,158
                                                                     ---------

                                                                       475,181

NET ASSETS, APPLICABLE TO 5,240,757 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                     46,567,567
  Net unrealized appreciation (Note 2)                              35,374,997
  Distributable funds                                                4,032,771
  Less deferred sales charges paid (Note 3)                         (4,425,196)
                                                                 -------------

                                                                    81,550,139
                                                                 -------------

TOTAL LIABILITIES AND NET ASSETS                                   $82,025,320
                                                                   ===========


NET ASSET VALUE PER UNIT                                             $  15.561
                                                                     =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------
Number of                                                            Market
Shares          Name of Issuer of Equity Securities                  Value

                COMPUTERS:
 11,486 (c)       Agilent Technologies, Inc.                       $    628,858
 76,473           Compaq Computer Corporation                         1,150,919
218,529           Dell Computer Corporation                           3,824,258
103,500           Gateway, Inc. (formerly Gateway 2000, Inc.)         1,861,965
 59,501 (c),(a)   Hewlett-Packard Company                             1,878,030
384,245 (a)       Sun Microsystems, Inc.                             10,710,829
                COMPUTER NETWORKING:
 35,091 (d)       3Com Corporation                                      298,273
 57,984           Cabletron Systems, Inc.                               873,413
230,940 (a)       Cisco Systems, Inc.                                 8,833,455
 52,492 (d)       Palm, Inc.                                          1,486,206
                ELECTRONICS MANUFACTURING:
101,495 (a)       SCI Systems, Inc.                                   2,676,931
295,431 (a)       Solectron Corporation                              10,015,111
                SEMICONDUCTOR EQUIPMENT
 94,347 (a)       Applied Materials, Inc.                             3,602,923
 65,868 (a)       KLA-Tencor Corporation                              2,218,961
                SEMICONDUCTORS:
 46,643           Adaptec, Inc.                                         478,091
136,732 (a)       Altera Corporation                                  3,597,829
230,035 (a)       Atmel Corporation                                   2,674,157
 98,769 (a)       Intel Corporation                                   2,987,762
123,033           Maxim Integrated Products, Inc.                     5,882,577
                SOFTWARE:
 64,479           BMC Software, Inc.                                    902,706
 57,851           Microsoft Corporation                               2,516,519
 38,506           Networks Associates, Inc.                             161,263
326,301 (b)       Oracle Corp.                                        9,483,286
 85,117           Parametric Technology Corporation                   1,143,802
                STORAGE:
 22,046 (e)       Veritas Software                                    1,930,414
 50,872           Western Digital Corporation                           124,026
                                                                    -----------

                Total investments                                   $81,942,564
                                                                    ===========

(a)   The number of shares reflects the effect of a two for one stock split.
(b) The number of shares reflects the effect of two, two for one stock splits.
(c) In June 2000, Hewlett-Packard Co. ("HP") spun off Agilent Technologies, Inc. Each shareholder of HP received .3814 shares of Agilent for each share of HP held.
(d) In July 2000, 3Com Corporation ("3Com") spun off Palm Inc. Each shareholder of 3Com received 1.4832 shares of Palm, Inc. for each share of 3Com held.
(e) In November 2000, Seagate Technology ("Seagate") was acquired by Veritas Software ("Veritas"). Each shareholder of Seagate received .4465 of Veritas for each share of Seagate held.

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                                  2000                1999               1998

DIVIDENDS                                                     $   34,471          $  42,612          $  55,892

EXPENSES:
  Trustee's fees and related expenses                            (68,130)           (87,715)          (193,015)
  Evaluator's fees                                               (17,230)           (24,524)           (35,507)
  Supervisory fees                                               (20,101)           (30,788)           (43,281)
  Administrative fees                                             (5,743)            (8,797)           (12,366)
  Amortization of organization and offering costs                (10,979)           (10,979)           (10,979)
                                                               ---------          ---------           --------

           Total expenses                                       (122,183)          (162,803)          (295,148)
                                                               ---------         ----------          ---------

           Investment income (loss) - net                        (87,712)          (120,191)          (239,256)

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                    18,473,317         14,602,299             114,438
  Change in net unrealized appreciation
    or depreciation                                          (63,881,734)        66,088,923          48,181,192
                                                             -----------        -----------          ----------

           Net gain (loss) on investments                    (45,408,417)        80,691,222          48,295,630
                                                           -------------       ------------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $(45,496,129)       $80,571,031         $48,056,374
                                                           ==============      ============        ============


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                                          2000                 1999                1998

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS:
  Investment income (loss) - net                                     $    (87,712)         $  (120,191)        $  (239,256)
  Net realized gain (loss) on investments                              18,473,317           14,602,299             114,438
  Change in net unrealized appreciation
    or depreciation on investments                                    (63,881,734)          66,088,923          48,181,192
                                                                     ------------          -----------         -----------

                                                                      (45,496,129)          80,571,031          48,056,374

UNITS ISSUED
  (1,230,641 units issued in 1998, net of
  deferred sales charges of $430,724)                                                                            9,310,239

UNITS REDEEMED
  (1,116,119, 2,518,952 and 3,767,589 units
  in 2000, 1999 and 1998, respectively)                               (27,815,541)         (36,643,908)        (36,235,974)

DISTRIBUTIONS TO UNIT HOLDERS:
  Principal from investment transactions                                 (431,767)              -                   -
                                                                      -----------          -----------          ----------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                                          (73,743,437)          43,927,123          21,130,639

NET ASSETS:
  Beginning of year (representing
    6,356,876, 8,875,828 and 11,412,776
    units outstanding at
    December 31, 1999, 1998 and 1997, respectively)                   155,293,576          111,366,453          90,235,814
                                                                     ------------          ------------        -----------

  End of year (including distributable funds applicable
    to Trust units of $4,032,771, $3,969,197 and $3,949,485
    at December 31, 2000, 1999 and 1998, respectively)               $ 81,550,139         $155,293,576        $111,366,453
                                                                    =============        =============       =============


TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                           5,240,757            6,356,876           8,875,828
                                                                        =========            =========           =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      The Technology Growth Trust, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks issued by technology companies.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities, L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $54,894, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    NET UNREALIZED APPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

        Unrealized appreciation                          $43,545,779
        Unrealized depreciation                           (8,170,782)
                                                        ------------

        Total                                            $35,374,997
                                                        ============

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid in five equal monthly installments beginning on February 27, 1998 through June 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made on June 30 and December 31 to unit holders of record on June 15 and December 15. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distributors equals at least $.01 per unit. Notwithstanding, principal distributions, if any, are made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders of Principal from investment transactions reflect the Trust's actual distributions. The Net gain (loss) on investments per unit during the year ended December 31, 1998 includes the effects of changes arising from issuance of additional units during the year at net asset values which differed from the net asset value per unit at the beginning of the year.

                                                    Year Ended December 31
                                                 2000        1999        1998

Dividends                                      $  .006     $  .006     $  .005
Expenses                                         (.021)      (.022)      (.027)
                                               -------     -------     -------

Investment income (loss) - net                   (.015)      (.016)      (.022)

Distributions to unit holders:
  Principal from investment transactions         (.082)         -           -

Net gain (loss) on investments                  (8.771)     11.898       4.662
                                               --------   --------       -----

Total increase (decrease) in net assets         (8.868)     11.882       4.640

Net assets:
  Beginning of year                             24.429      12.547       7.907
                                              --------    --------     -------

  End of year                                  $15.561     $24.429     $12.547
                                               =======     =======     =======


                                     ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 205
TECHNOLOGY GROWTH TRUST, SERIES 6

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                            Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

TRUSTEE:                            The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York 10004-2413

LEGAL COUNSEL                       Chapman and Cutler
TO SPONSOR:                         111 West Monroe Street
                                    Chicago, Illinois 60603

LEGAL COUNSEL                       Carter, Ledyard & Milburn
TO TRUSTEE:                         2 Wall Street
                                    New York, New York 10005

INDEPENDENT                         Deloitte & Touche LLP
AUDITORS:                           180 North Stetson Avenue
                                    Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).





                   Financial Services Portfolio Series
                      Financial Growth Trust Series

                                FT Series
     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated September 29, 2000                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, which includes banks and thrifts, financial services and insurance companies, and investment firms, these Trusts are considered to be concentrated in the financial services industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
  If you invest                   sales charge
(in thousands):*                  will be:
_________________                 _____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                    FIRST TRUST(registered trademark)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                                FT Series
     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                    First Trust (registered trademark)

                    Financial Services Portfolio Series
                       Financial Growth Trust Series
                               The FT Series
       The First Trust(registered trademark) Special Situations Trust

Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform,

Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trusts' portfolios cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trusts' portfolios. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Financial Services Portfolios will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated September 29, 2000                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in pharmaceutical companies, these Trusts are considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                    FIRST TRUST(registered trademark)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series
                                FT Series
     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                      First Trust (registered trademark)

                        Pharmaceutical Portfolio Series
                      Pharmaceutical Growth Trust Series
                                 The FT Series
        The First Trust(registered trademark) Special Situations Trust

Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is

Page 1

available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2


                    REIT GROWTH & INCOME TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 30, 2001                            PART ONE AND PART TWO

The Trusts. The Trusts consist of a diversified portfolio of common stocks issued by publicly traded equity real estate investment trusts, known as REITs. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation and potential for increasing dividend income by investing a Trust's portfolio in common stocks issued by publicly traded equity real estate investment trusts ("Equity Securities"). Additionally, the Trusts allow individual investors the opportunity to invest in the real estate market in a more affordable, practical and liquid alternative to purchasing individual properties. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Federal Tax Status of Unit Holders. Notwithstanding anything to the contrary in Part Two of the Prospectus, the following discussion is limited to investors who own Units of the REIT Growth & Income Trust Series, which Trusts are structured to qualify as regulated investment companies for Federal tax purposes.

Each Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to elect and qualify on a continuing basis for special Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If a Trust so qualifies and timely distributes to Unit holders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unit holders. In addition, to the extent a Trust distributes to Unit holders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax.

In any taxable year of a Trust, the distributions of each Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to the Unit holders, except that, to the extent that distributions to a Unit holder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unit holder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from a Trust will not be eligible for the dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unit holders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by a Trust (and received by the Unit holders) on December 31 of the year such distributions are declared.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Distributions of a Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unit holders as long-term capital gain, regardless of the length of time the Units have been held by a Unit holder. A Unit holder may recognize a taxable gain or loss if the Unit holder sells or redeems his or her Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or financial institution. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized. However, capital gain realized from assets held more than one year that is considered unrecaptured section 1250 gain is taxed at a maximum marginal stated tax rate of 25%. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. In the case of capital gains dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long term gain from property held for more than five years eligible for the 18% (or 8%) tax rate or that may be subject to the 25% tax rate will be made based on regulations prescribed by the United States Treasury. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

Note that, if a Unit holder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unit holder owns the Units. Distributions in partial liquidation reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities (exclusive of net capital gain) will not be taxable to Unit holders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unit holder's basis in his or her Units, and to the extent they exceed the basis of his or her Units will be taxable as a capital gain.

The Code includes other provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisers with regard to any such constructive sales rules.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions." Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of a Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual and Unit holders in excess of the distributions received from a Trust.

Each Unit holder of a Trust shall receive an annual statement describing the tax status of the distributions paid by a Trust.

Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors.

As discussed in "Rights of Unit holders-How May Units be Redeemed?" in Part Two of this Prospectus, under certain circumstances a Unit holder who owns at least 2,500 Units may request an In Kind Distribution upon the redemption of Units or the termination of a Trust. Unit holders electing an In Kind Distribution of shares of the Securities should be aware that the exchange is subject to taxation and Unit holders will recognize gain or loss based on the value of the Securities received.

A Unit holder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by that Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his or her status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisors in this regard.

The Federal tax status of each year's distributions will be reported to Unit holders and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of a Trust and to the tax treatment of distributions by a Trust to United States Unit holders. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisor in this regard.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. (See "Why are Investments in the Trust Suitable for Retirement Plans?" in Part Two of this Prospectus.)

Portfolio. The Trusts consist of different issues of Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

For some individuals, ownership in a group of commercial properties may be difficult to achieve because it can require a substantial capital commitment, and property management may be time-consuming and expensive. Essentially, a REIT is a corporation that combines the capital of many investors to acquire real estate. Investors can enjoy the benefits of a diversified portfolio managed by real estate professionals, receive income from rents, and achieve capital appreciation if properties are sold at a profit. In addition, REITs are traded on major stock exchanges, making them highly liquid. The Sponsor believed, as of the Initial Date of Deposit, that the REITs selected for the portfolios offer the potential for attractive returns and stable income.

Most individual REITs specialize in a particular type of property or concentrate in a specific geographic region. Each Trust invests in a diversified portfolio of 25 REITs, which own more than 3,000 real estate properties, including multi-family, office/industrial, recreation, retail, hotels, healthcare facilities, and storage.

REITs are required by law to distribute 95% of earnings; therefore, dividend payout will likely increase in line with forecasted earnings growth of 10%, on average, over the next five years. In addition, a portion of a REIT's dividend is treated as a non-taxable return of capital for tax purposes. (This means you do not pay taxes on that portion of the income.) Instead, it is used to reduce your cost basis. This portion of income, normally taxed at personal income tax rates, is reclassified into a more favorably taxed, long-term capital gain, which is deferred until shares are sold.

An investment in the Trusts should be made with an understanding of the many factors which may have an adverse impact on the credit quality of the real estate industry. Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which a Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in a Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and a Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in a Trust.

The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than mortgage REITs and the nature of the underlying assets of an equity REIT may be considered more tangible than that of a mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than mortgage REITs.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in a Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in a Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in a Trust.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                     Percent of         Percent of
Dollar Amount of Transaction         Offering           Net Amount
at Public Offering Price*            Price              Invested
____________________________         __________         __________
$ 50,000 but less than $100,000      0.25%              0.2506%
$100,000 but less than $250,000      0.50%              0.5025%
$250,000 but less than $500,000      1.00%              1.0101%
$500,000 or more                     2.00%              2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale, in order to obtain the indicated discount.

In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

How May Units be Redeemed? Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. See "Federal Tax Status of Unit Holders."

How May Securities be Removed from a Trust? The Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trusts continue to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. Except as stated under "Portfolio-What are Some Additional Considerations for Investors?" in Part Two of the Prospectus for Failed Obligations, the acquisition by the Trusts of any securities or other property other than the Securities is prohibited.

                    REIT Growth & Income Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated September 29, 2000                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                            1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                    FIRST TRUST(registered trademark)

                       Technology Portfolio Series
                     Technology Growth Trust Series
                                FT Series
     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                     First Trust (registered trademark)

                         Technology Portfolio Series
                        Technology Growth Trust Series
                                 The FT Series
       The First Trust(registered trademark) Special Situations Trust

Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 205 FINANCIAL SERVICES GROWTH TRUST, SERIES 3, PHARMACEUTICAL GROWTH TRUST, SERIES 3, REIT GROWTH & INCOME TRUST, SERIES 2, TECHNOLOGY GROWTH TRUST, SERIES 6, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 27, 2001.
                     The First Trust Special Situations Trust
                       Series 205

                     FINANCIAL SERVICES GROWTH TRUST, SERIES 3
                     PHARMACEUTICAL GROWTH TRUST, SERIES 3
                     REIT GROWTH & INCOME TRUST, SERIES 2
                     TECHNOLOGY GROWTH TRUST, SERIES 6
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 27, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 27, 2001